Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
In recent years, including in the 2025 fiscal year, the Company has not granted stock options to our NEOs. The
Company does not grant stock options or similar awards in anticipation of the release of material nonpublic information, and the Company does not time the release of material nonpublic information based upon the grant dates of stock options or similar awards.

Award Timing Method
In recent years, including in the 2025 fiscal year, the Company has not granted stock options to our NEOs. The
Company does not grant stock options or similar awards in anticipation of the release of material nonpublic information, and the Company does not time the release of material nonpublic information based upon the grant dates of stock options or similar awards.

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	TheCompany does not grant stock options or similar awards in anticipation of the release of material nonpublic information
MNPI Disclosure Timed for Compensation Value	false